Goodwill and Intangible Assets Changes in Goodwill (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill [Roll Forward]
Goodwill, beginning balance		$ 0	$ 342.7
Goodwill, Period Increase			97.8
Impairments	(384.1)	0	(440.5)	0
Goodwill, ending balance	0		0	342.7
Solar Energy [Member]
Goodwill [Roll Forward]
Goodwill, beginning balance		0	342.7
Goodwill, Purchase Accounting Adjustments			97.8
Impairments	(384.1)	(440.5)	(440.5)	0
Goodwill, ending balance	$ 0		$ 0	$ 342.7